Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 03, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our practice is to grant stock options and similar awards in the ordinary course of business in connection with our annual compensation program, hiring new employees, and the retention of employees from time to time. Although we do not have a formal policy with respect to the timing of our equity award grants, we typically grant annual stock options to employees including executive officers at our regularly scheduled first quarter Compensation Committee meeting with the grant date to be effective each March after the public release of earnings for the previous fiscal year. Stock options are granted with an exercise price equal to the closing price of our common stock on the grant date.
We grant annual equity awards to non-employee directors on the date of the annual meeting of stockholders in accordance with our Non-Employee Director Compensation Policy. We do not time the granting of equity awards with any favorable or unfavorable news released by the Company. We do not take material nonpublic information into account when determining the timing and terms of equity awards or for the purpose of affecting the value of executive compensation. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.
Consistent with our annual stock option practice described above, during the fiscal year ended December 31, 2025, the Compensation Committee awarded stock options to the NEOs other than Mr. Trizzino in the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report (the “Designated Periods”). Pursuant to SEC rules, we are providing the following information relating to the options awarded to such NEOs in the Designated Periods occurring during the fiscal year ended December 31, 2025:

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/share)	Grant Date Fair Value of Award ($)
Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Nonpublic Information

John C. Jacobs	3/3/2025	676,000	7.87	3,763,292	0.3%
James P. Kelly	3/3/2025	194,500	7.87	1,082,782	0.3%
Elaine O’Hara	3/3/2025	253,500	7.87	1,411,235	0.3%
Mark J. Casey, J.D.	3/3/2025	169,000	7.87	940,823	0.3%
Ruxandra Draghia-Akli, M.D., Ph.D.	3/3/2025	120,000	7.87	668,040	0.3%

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the granting of equity awards with any favorable or unfavorable news released by the Company. We do not take material nonpublic information into account when determining the timing and terms of equity awards or for the purpose of affecting the value of executive compensation. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.
Consistent with our annual stock option practice described above, during the fiscal year ended December 31, 2025, the Compensation Committee awarded stock options to the NEOs other than Mr. Trizzino in the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report (the “Designated Periods”). Pursuant to SEC rules, we are providing the following information relating to the options awarded to such NEOs in the Designated Periods occurring during the fiscal year ended December 31, 2025:

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/share)	Grant Date Fair Value of Award ($)
Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Nonpublic Information

John C. Jacobs	3/3/2025	676,000	7.87	3,763,292	0.3%
James P. Kelly	3/3/2025	194,500	7.87	1,082,782	0.3%
Elaine O’Hara	3/3/2025	253,500	7.87	1,411,235	0.3%
Mark J. Casey, J.D.	3/3/2025	169,000	7.87	940,823	0.3%
Ruxandra Draghia-Akli, M.D., Ph.D.	3/3/2025	120,000	7.87	668,040	0.3%

John C. Jacobs [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		John C. Jacobs
Underlying Securities		676,000
Exercise Price | $ / shares		$ 7.87
Fair Value as of Grant Date		$ 3,763,292
Underlying Security Market Price Change		0.003
James P. Kelly [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		James P. Kelly
Underlying Securities		194,500
Exercise Price | $ / shares		$ 7.87
Fair Value as of Grant Date		$ 1,082,782
Underlying Security Market Price Change		0.003
Elaine O'Hara [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Elaine O’Hara
Underlying Securities		253,500
Exercise Price | $ / shares		$ 7.87
Fair Value as of Grant Date		$ 1,411,235
Underlying Security Market Price Change		0.003
Mark J. Casey, J.D. [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Mark J. Casey, J.D.
Underlying Securities		169,000
Exercise Price | $ / shares		$ 7.87
Fair Value as of Grant Date		$ 940,823
Underlying Security Market Price Change		0.003
Ruxandra Draghia-Akli, M.D., Ph.D. [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Ruxandra Draghia-Akli, M.D., Ph.D.
Underlying Securities		120,000
Exercise Price | $ / shares		$ 7.87
Fair Value as of Grant Date		$ 668,040
Underlying Security Market Price Change		0.003